WARRANT LIABILITIES (Details) - $ / shares	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2022	Apr. 04, 2022
Private Placement Warrants [Member]
Warrants [Abstract]
Class of Warrant or Right, Outstanding			7,400,000
CIK 0001846136 Riverview Acquisition Corp
Warrants [Abstract]
Period to exercise warrants after Business Combination	30 days	30 days
Period to exercise warrants after closing of Initial Public Offering	12 months	12 months
Warrants and Rights Outstanding, Term	5 years	5 years
Period to file registration statement after initial Business Combination	15 days	15 days
Period for registration statement to become effective	60 days	60 days
Share price (in dollars per share)	$ 9.20
Warrant redemption price (in dollars per share)	18.00
Threshold trigger price for redemption of warrants (in dollars per share)	$ 10.00	$ 10.00
CIK 0001846136 Riverview Acquisition Corp | Public Warrants [Member]
Warrants [Abstract]
Class of Warrant or Right, Outstanding	12,500,000	12,500,000
Share price (in dollars per share)	$ 0.01
Warrant redemption price (in dollars per share)		$ 0.01
Notice period to redeem warrants	30 days	30 days
Threshold trading days		20 days
Threshold consecutive trading days		30 days
Redemption period	30 days	30 days
Percentage multiplier	180.00%	180.00%
CIK 0001846136 Riverview Acquisition Corp | Private Placement Warrants [Member]
Warrants [Abstract]
Class of Warrant or Right, Outstanding	7,400,000	7,400,000
Warrants and Rights Outstanding, Term	5 years	5 years
CIK 0001846136 Riverview Acquisition Corp | Common Class A [Member]
Warrants [Abstract]
Period to file registration statement after initial Business Combination	20 days
Share price (in dollars per share)				$ 10.00
Trading day period to calculate volume weighted average trading price	20 days	20 days
CIK 0001846136 Riverview Acquisition Corp | Common Class A [Member] | Public Warrants [Member]
Warrants [Abstract]
Share price (in dollars per share)	$ 18.00	$ 18.00
Additional Issue of Ordinary Shares or Equity-Linked Securities [Member] | CIK 0001846136 Riverview Acquisition Corp
Warrants [Abstract]
Warrant redemption price (in dollars per share)		$ 18.00
Percentage multiplier	115.00%	115.00%
Additional Issue of Ordinary Shares or Equity-Linked Securities [Member] | CIK 0001846136 Riverview Acquisition Corp | Minimum
Warrants [Abstract]
Aggregate gross proceeds from issuance as a percentage of total equity proceeds	60.00%	60.00%
Additional Issue of Ordinary Shares or Equity-Linked Securities [Member] | CIK 0001846136 Riverview Acquisition Corp | Common Class A [Member] | Maximum
Warrants [Abstract]
Share price (in dollars per share)	$ 9.20	$ 9.20